SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
May 31, 2019
Supplemental Disclosure Of Cash Flow [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
11.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS Significant non-cash investing and financing activities

During the year ended May 31, 2019, the Company:

a)	issued 10,123,077 common shares, valued at $7,181,444 for the acquisition of the Santa Gertrudis NSR (Note 4);
b)

issued 9,659,926 common shares and reserved 2,616,831 common shares for outstanding share purchase warrants of ValGold with an aggregate value of $8,432,687, for net assets acquired form ValGold (Note 4);

c)	issued 2,619,000 common shares, valued at $2,717,600, for the acquisition of the 15 Mile Stream NSR (Note 4);
d)	issued 8,219,099 common shares, valued at $9,534,050, for the acquisition of the Alamos NSRs, options, and other (Note 4);
e)	issued 9,229,644 common shares, valued at $7,199,122, on conversion of the debenture owed to Coeur (Note 7);
f)	issued 600,000 share purchase warrants, valued at $103,959, as loan inducements (Note 7);
g)	issued 441,240 underwriter’s warrants, valued at $90,769, as share issue costs (Note 9);
h)	reallocated $26,892 from reserves for 133,333 stock options exercised; and
i)	reallocated $1,598,377 from reserves for 8,168,011 share purchase warrants exercised.

During the year ended May 31, 2018, the Company:

a)	issued 14,546,597 common shares and a convertible debenture, with aggregate value of $16,187,203, for net assets acquired form Coeur (Note 4);
b)	reallocated $1,035,820 of deferred acquisition costs to royalty and stream interests on the closing of the Matamec acquisition (Note 4);
c)	reallocated $406,841 from reserves for 1,333,333 stock options exercised; and
d)	reallocated $353,097 from reserves for 2,624,834 share purchase warrants exercised.